Related party transactions - Schedule of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Short-term employee benefits	€ 17,516	€ 17,337	€ 16,853
Post-employment benefits	3,047	1,015	4,012
Other long-term benefits	9,110	13,623	8,702
Share-based payments	14,251	9,358	14,012
Financial income	0	(24)	0
Key Management Personnel
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Employee benefits	4,346	28,648	12,865
Other non current financial liabilities	138,558	156,782	135,726
Other current liabilities	43,034	6,861	7,990
Non-current financial assets	€ 0	€ 2,240	€ 2,219